PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,294	$ 2,307
Accumulated depreciation and amortization	(1,980)	(1,509)
Property and equipment, net	2,314	798
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,247	1,263
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	254	234
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	364	282
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,429	$ 528